Jan. 25, 2016
Dreyfus Emerging Markets Debt U.S. Dollar Fund
Dreyfus Emerging Markets Debt U.S. Dollar Fund

January 25, 2016

DREYFUS BNY MELLON FUNDS, INC.
- DREYFUS EMERGING MARKETS DEBT U.S. DOLLAR FUND

Supplement to Prospectus
Dated November 26, 2014

The following information supersedes and replaces any contrary information contained in “Fund Summary – Fees and Expenses” in the fund’s Prospectus:

The Dreyfus Corporation has contractually agreed, until March 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.65%. On or after March 1, 2017, The Dreyfus Corporation may terminate this expense limitation at any time.